Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 231,156,376.00
Previously Paid Amount	0.00
Total Fee Amount	31,922.70
Total Offset Amount	0.00
Net Fee	31,922.70
Narrative - Max Aggregate Offering Price	$ 231,156,376.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true